UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

888 Seventh Ave, 31st Floor, New York, NY 10019
(Address of principal executive offices) (Zip code)
Robert White, Treasurer 888 Seventh Ave, 31st Floor, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Shares	Value
COMMON STOCKS† - 15.6%
Consumer, Non-cyclical - 3.0%
Gilead Sciences, Inc.[1]	78,000	$5,460,780
Bunge Ltd.[1]	76,500	4,212,855
GlaxoSmithKline plc ADR[1]	100,000	3,920,000
Pfizer, Inc.	70,000	2,971,500
Total Consumer, Non-cyclical		16,565,135
Financial - 2.9%
Morgan Stanley[1]	145,000	6,133,500
Weyerhaeuser Co. REIT[1]	180,000	4,723,200
Lazard Ltd. — Class A1	100,000	3,979,000
Comerica, Inc.[1]	20,000	1,574,800
Total Financial		16,410,500
Consumer, Cyclical - 2.9%
Carnival Corp.[1]	100,000	5,758,000
Six Flags Entertainment Corp.[1]	70,000	4,311,300
Macy's, Inc.[1]	155,000	4,076,500
Delta Air Lines, Inc.	40,000	1,977,200
Total Consumer, Cyclical		16,123,000
Industrial - 2.6%
Lockheed Martin Corp.[1]	19,000	5,504,110
United Parcel Service, Inc. — Class B1	50,000	5,270,000
Caterpillar, Inc.[1]	30,000	3,994,800
Total Industrial		14,768,910
Basic Materials - 1.5%
LyondellBasell Industries N.V.[1]	47,100	4,096,287
Glencore plc,1	1,000,000	4,070,661
Total Basic Materials		8,166,948
Energy - 1.1%
BP plc ADR[1]	145,000	5,962,400
Technology - 1.0%
Texas Instruments, Inc.[1]	55,000	5,537,400
Communications - 0.6%
Alphabet, Inc. — Class C*	3,000	3,349,110
Total Common Stocks
(Cost $88,725,039)		86,883,403
CONVERTIBLE PREFERRED STOCKS† - 10.7%
Financial - 3.3%
Bank of America Corp. 7.25%[1,6]	4,000	5,172,640
Wells Fargo & Co. 7.50%[1,6]	4,000	5,159,500
Crown Castle International Corp. 6.88% due 08/1/20[1]	4,069	4,501,942
QTS Realty Trust, Inc. 6.50%[1,6]	14,916	1,555,888
Welltower, Inc. 6.50%[1,6]	16,265	1,114,315
Assurant, Inc. 6.50% due 03/15/21[1]	10,494	1,094,209
Total Financial		18,598,494
Industrial - 2.9%
Stanley Black & Decker, Inc. 5.38% due 05/15/20[1]	86,036	8,241,388
Belden, Inc. 6.75% due 07/15/19[1]	44,208	3,239,120
Colfax Corp. 5.75% due 01/15/22[1]	15,815	1,836,438

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 10.7% (continued)
Industrial - 2.9% (continued)
Energizer Holdings, Inc. 7.50% due 01/15/22[1]	14,932	$1,545,462
Fortive Corp. 5.00% due 07/1/21[1]	1,334	1,304,177
Total Industrial		16,166,585
Consumer, Non-cyclical - 2.8%
Becton Dickinson and Co. 6.13% due 05/1/20[1]	176,914	10,880,211
Bunge Ltd. 4.88%[1,6]	44,499	4,416,526
Total Consumer, Non-cyclical		15,296,737
Utilities - 1.1%
CenterPoint Energy, Inc. 7.00% due 09/1/21[1]	54,624	2,946,965
NextEra Energy, Inc. 6.12% due 09/1/19	34,785	2,063,098
Sempra Energy 6.75% due 07/15/21[1]	12,151	1,241,042
Total Utilities		6,251,105
Basic Materials - 0.6%
International Flavors & Fragrances, Inc. 6.00% due 09/15/21[1]	59,070	3,196,278
Total Convertible Preferred Stocks
(Cost $59,293,634)		59,509,199
MONEY MARKET FUND† - 5.5%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class 2.30%[1,2]	30,746,931	30,746,931
Total Money Market Fund
(Cost $30,746,931)		30,746,931

	Face
	Amount~
CONVERTIBLE BONDS†† - 69.1%
Technology - 16.1%
Microchip Technology, Inc.
1.63% due 02/15/27[1]	7,155,000	7,673,737
Lumentum Holdings, Inc.
0.25% due 03/15/24[1]	6,642,000	7,147,290
Rapid7, Inc.
1.25% due 08/01/23[1,3]	5,442,000	6,424,961
Splunk, Inc.
0.50% due 09/15/23[1,3]	5,526,000	5,895,551
Evolent Health, Inc.
1.50% due 10/15/25[1,3]	5,126,000	4,508,830
Akamai Technologies, Inc.
0.13% due 05/01/25[1,3]	4,204,000	4,022,753
Nutanix, Inc.
due 01/15/23[1,3,4]	3,072,000	3,830,993
New Relic, Inc.
0.50% due 05/01/23[1,3]	3,320,000	3,810,002
ON Semiconductor Corp.
1.63% due 10/15/23[1]	3,121,000	3,779,884
Workday, Inc.
0.25% due 10/01/22[1]	2,678,000	3,633,301
ServiceNow, Inc.
due 06/01/22[1,4]	2,158,000	3,613,854
Teradyne, Inc.
1.25% due 12/15/23[1]	2,725,000	3,555,580

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Technology - 16.1% (continued)
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	3,331,000	$3,439,977
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	2,621,000	3,212,599
ams AG
0.88% due 09/28/22[1]	4,000,000	3,040,000
DocuSign, Inc.
0.50% due 09/15/23[1,3]	2,584,000	2,603,380
Pure Storage, Inc.
0.13% due 04/15/23[1,3]	2,558,000	2,501,535
Micron Technology, Inc.
3.00% due 11/15/43[1]	1,733,000	2,286,614
STMicroelectronics N.V.
0.25% due 07/03/24[1]	2,000,000	2,114,160
Intel Corp.
3.25% due 08/01/39[1]	854,000	1,961,002
Synaptics, Inc.
0.50% due 06/15/22[1]	1,957,000	1,756,603
Nuance Communications, Inc.
1.25% due 04/01/25[1]	1,649,000	1,582,369
Lenovo Group Ltd.
3.38% due 01/24/24[1]	1,488,000	1,535,894
Envestnet, Inc.
1.75% due 06/01/23[1,3]	1,402,000	1,472,486
Citrix Systems, Inc.
0.50% due 04/15/19[1]	900,000	1,283,400
CSG Systems International, Inc.
4.25% due 03/15/36[1]	1,201,000	1,239,312
ASM Pacific Technology Ltd.
2.00% due 03/28/19	HKD 6,000,000	767,575
MongoDB, Inc.
0.75% due 06/15/24[1,3]	428,000	638,615
Advanced Micro Devices, Inc.
2.13% due 09/01/26	162,000	507,085
Total Technology		89,839,342
Consumer, Non-cyclical - 13.2%
Ligand Pharmaceuticals, Inc.
0.75% due 05/15/23[1,3]	10,072,000	8,572,601
Square, Inc.
0.50% due 05/15/23[1,3]	6,673,000	7,894,046
Jazz Investments I Ltd.
1.50% due 08/15/24[1]	6,730,000	6,249,458
J Sainsbury plc
2.88%[6,7]	GBP 3,000,000	4,254,955
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	3,712,000	4,122,640
Illumina, Inc.
due 08/15/23[1,3,4]	2,328,000	2,364,824
0.50% due 06/15/21[1]	1,220,000	1,550,303
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	3,168,000	3,832,678
Wright Medical Group, Inc.
1.63% due 06/15/23[1,3]	3,298,000	3,565,356
Insulet Corp.
1.38% due 11/15/24[1,3]	3,148,000	3,449,899

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Consumer, Non-cyclical - 13.2% (continued)
DexCom, Inc.
0.75% due 12/01/23[1,3]	3,043,000	$3,373,926
NuVasive, Inc.
2.25% due 03/15/21[1]	2,865,000	3,074,217
Exact Sciences Corp.
1.00% due 01/15/25[1]	2,000,000	2,777,762
Teladoc Health, Inc.
1.38% due 05/15/25[1,3]	1,757,000	2,469,683
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1]	1,653,000	2,245,263
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,010,000	1,615,369
CONMED Corp.
2.63% due 02/01/24[1,3]	1,501,000	1,536,967
Anthem, Inc.
2.75% due 10/15/42[1]	355,000	1,484,348
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1,3]	1,398,000	1,386,641
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	642,000	1,316,229
QIAGEN N.V.
0.50% due 09/13/23[1]	1,200,000	1,305,552
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1]	1,185,000	1,077,275
Insmed, Inc.
1.75% due 01/15/25[1]	1,068,000	969,905
Nipro Corp.
due 01/29/21[1,4]	JPY 90,000,000	921,606
Qiagen N.V.
0.88% due 03/19/21	600,000	817,530
GMO Payment Gateway, Inc.
due 06/19/23[4]	JPY 80,000,000	796,982
Retrophin, Inc.
2.50% due 09/15/25[1]	596,000	528,948
Total Consumer, Non-cyclical		73,554,963
Communications - 11.2%
Liberty Media Corp.
1.38% due 10/15/23	4,230,000	4,791,744
2.25% due 12/01/48[1,3]	2,272,000	2,345,277
Booking Holdings, Inc.
0.35% due 06/15/20[1]	2,864,000	4,083,414
0.90% due 09/15/21[1]	2,153,000	2,441,618
Palo Alto Networks, Inc.
0.75% due 07/01/23[1,3]	5,891,000	6,157,020
Weibo Corp.
1.25% due 11/15/22[1,3]	6,742,000	6,106,324
DISH Network Corp.
3.38% due 08/15/26[1]	4,732,000	4,031,664
Twitter, Inc.
0.25% due 06/15/24[1,3]	4,074,000	3,795,522
FireEye, Inc.
0.88% due 06/01/24[1,3]	3,334,000	3,494,625
Zendesk, Inc.
0.25% due 03/15/23[1,3]	2,563,000	3,224,272
Viavi Solutions, Inc.
1.00% due 03/01/24[1]	3,016,000	3,167,889
GCI Liberty, Inc.
1.75% due 09/30/46[1,3]	2,664,000	2,853,698

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Communications - 11.2% (continued)
IAC FinanceCo, Inc.
0.88% due 10/01/22[1,3]	1,918,000	$2,846,299
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	2,489,000	2,406,365
Inmarsat plc
3.88% due 09/09/23[1]	2,000,000	2,151,000
Wix.com Ltd.
due 07/01/23[3,4]	1,849,000	1,923,481
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[1,3]	1,746,000	1,696,132
Quotient Technology, Inc.
1.75% due 12/01/22[1]	1,539,000	1,427,422
Twilio, Inc.
0.25% due 06/01/23[1,3]	682,000	1,156,933
Okta, Inc.
0.25% due 02/15/23[1,3]	595,000	1,075,462
CyberAgent, Inc.
due 02/19/25[4]	JPY 100,000,000	964,874
Etsy, Inc.
due 03/01/23[1,3,4]	437,000	711,491
Total Communications		62,852,526
Industrial - 9.7%
Greenbrier Companies, Inc.
2.88% due 02/01/24[1]	7,783,000	8,011,377
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1,3]	6,937,000	6,453,241
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24[1]	4,200,000	4,527,004
Dycom Industries, Inc.
0.75% due 09/15/21[1]	4,427,000	4,254,006
Airbus SE
due 06/14/21[1,4]	EUR 1,200,000	1,556,512
due 07/01/22[1,4]	EUR 900,000	1,231,789
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	2,000,000	2,081,500
China Railway Construction Corporation Ltd.
due 01/29/21[1,4]	1,750,000	2,047,500
Cemex SAB de CV
3.72% due 03/15/20[1]	2,000,000	1,973,342
Larsen & Toubro Ltd.
0.68% due 10/22/19	1,800,000	1,795,489
OSI Systems, Inc.
1.25% due 09/01/22	1,628,000	1,687,235
Asia Cement Corp.
due 09/21/23	1,627,000	1,676,218
Vinci S.A.
0.38% due 02/16/22[1]	1,600,000	1,664,995
KBR, Inc.
2.50% due 11/01/23[1,3]	1,690,000	1,616,063
Sika A.G.
0.15% due 06/05/25	CHF 1,480,000	1,530,782
Golar LNG Ltd.
2.75% due 02/15/22	1,500,000	1,438,867
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	941,000	1,299,098

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Industrial - 9.7% (continued)
MINEBEA MITSUMI, Inc.
due 08/03/22[4]	JPY 120,000,000	$1,279,819
Air Transport Services Group, Inc.
1.13% due 10/15/24[1]	1,180,000	1,168,942
Taiwan Cement Corp.
due 12/10/23[1,4]	1,100,000	1,151,893
Sika AG
3.75% due 01/30/22[1]	CHF 1,000,000	1,031,146
Implenia AG
0.50% due 06/30/22	CHF 1,155,000	1,016,885
Shimizu Corp.
due 10/16/20[1,4]	JPY 110,000,000	1,014,241
CRRC Corporation Ltd.
due 02/05/21[1,4]	750,000	768,530
Buzzi Unicem SpA
1.38% due 07/17/19[1]	EUR 600,000	753,186
OSG Corp.
due 04/04/22[4]	JPY 50,000,000	642,554
II-VI, Inc.
0.25% due 09/01/22[1]	280,000	297,024
Total Industrial		53,969,238
Financial - 6.9%
AXA S.A.
7.25% due 05/15/21[1,3]	8,241,000	7,811,438
IH Merger Sub LLC
3.50% due 01/15/22[1]	3,399,000	3,718,846
3.00% due 07/01/19	1,091,000	1,336,475
PRA Group, Inc.
3.50% due 06/01/23[1]	2,454,000	2,299,153
3.00% due 08/01/20[1]	1,500,000	1,442,463
SBI Holdings, Inc.
due 09/13/23[1,4]	JPY 300,000,000	2,862,308
Colony Capital, Inc.
3.88% due 01/15/21	1,625,000	1,542,125
5.00% due 04/15/23[1]	1,159,000	1,070,987
Poseidon Finance 1 Ltd.
due 02/01/25[4]	2,124,000	2,020,833
IMMOFINANZ AG
1.50% due 01/24/24[1]	EUR 1,300,000	1,771,427
Blackstone Mortgage Trust, Inc.
4.75% due 03/15/23[1]	1,724,000	1,714,277
Extra Space Storage, LP
3.13% due 10/01/35[1,3]	1,441,000	1,646,113
BofA Finance LLC
0.25% due 05/01/23[1]	1,653,000	1,569,462
Deutsche Wohnen SE
0.33% due 07/26/24	EUR 1,200,000	1,531,157
AYC Finance Ltd.
0.50% due 05/02/19[1]	1,270,000	1,382,137
Aurelius SE
1.00% due 12/01/20	EUR 1,200,000	1,366,613
Credit Agricole S.A.
due 10/03/19[1,4]	EUR 13,100	1,106,648
ADO Properties S.A.
1.25% due 11/23/23	EUR 600,000	757,073

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Financial - 6.9% (continued)
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	$756,642
Arbor Realty Trust, Inc.
5.25% due 07/01/21[3]	575,000	600,156
Empire State Realty OP, LP
2.63% due 08/15/19[1,3]	326,000	324,370
Total Financial		38,630,703
Consumer, Cyclical - 6.2%
Huazhu Group Ltd.
0.38% due 11/01/22[1]	5,204,000	5,324,342
Meritor, Inc.
3.25% due 10/15/37[1]	5,200,000	4,964,695
Caesars Entertainment Corp.
5.00% due 10/01/24[1]	3,083,000	4,556,548
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1]	2,777,000	2,621,335
Live Nation Entertainment, Inc.
2.50% due 03/15/23[1,3]	2,316,000	2,500,534
Zhongsheng Group Holdings Ltd.
due 05/23/23[4]	HKD 19,000,000	2,236,364
Harvest International Co.
due 11/21/22[4]	HKD 16,000,000	2,022,298
Tesla, Inc.
1.25% due 03/01/21[1]	1,870,000	2,019,361
Sony Corp.
due 09/30/22[4]	JPY 147,000,000	1,708,054
RH
due 06/15/23[1,3,4]	998,000	950,470
due 07/15/20[1,4]	417,000	532,963
LVMH Moet Hennessy Louis Vuitton SE
due 02/16/21[1,4]	3,181	1,090,129
Suzuki Motor Corp.
due 03/31/23[4]	JPY 80,000,000	1,028,271
EZCORP, Inc.
2.38% due 05/01/25[3]	1,192,000	998,043
Adidas AG
0.05% due 09/12/23[1]	EUR 800,000	971,018
Cie Generale des Etablissements Michelin SCA
due 01/10/22[1,4]	1,000,000	939,420
Total Consumer, Cyclical		34,463,845
Energy - 3.2%
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	3,334,000	3,158,965
TOTAL S.A.
0.50% due 12/02/22[1]	1,800,000	1,895,217
RAG-Stiftung Corp.
due 02/18/21[1,4]	EUR 800,000	921,081
due 10/02/24[1,4]	EUR 700,000	781,276
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 1,000,000	1,651,403
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	1,715,000	1,646,297
Chesapeake Energy Corp.
5.50% due 09/15/26[1]	1,801,000	1,605,752
Technip S.A.
0.88% due 01/25/21[1]	EUR 1,300,000	1,567,014
Eni SpA
due 04/13/22[1]	EUR 900,000	1,096,732

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 69.1% (continued)
Energy - 3.2% (continued)
Helix Energy Solutions Group, Inc.
4.13% due 09/15/23	933,000	$958,901
Oil States International, Inc.
1.50% due 02/15/23[1,3]	1,086,000	953,359
Transocean, Inc.
0.50% due 01/30/23[1]	834,000	911,797
Kunlun Energy Company Ltd.
1.63% due 07/25/19	CNY 3,000,000	547,898
Total Energy		17,695,692
Basic Materials - 1.5%
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 2,300,000	1,752,750
APERAM S.A.
0.63% due 07/08/21[1]	1,200,000	1,256,088
Mitsubishi Chemical Holdings Corp.
due 03/29/24[1,4]	JPY 130,000,000	1,243,672
Cleveland-Cliffs, Inc.
1.50% due 01/15/25[1]	841,000	1,207,887
Toray Industries, Inc.
due 08/31/21[1,4]	JPY 110,000,000	1,133,304
Pretium Resources, Inc.
2.25% due 03/15/22	1,059,000	951,935
Glencore Funding LLC
due 03/27/25[1,4]	1,000,000	891,500
Total Basic Materials		8,437,136
Utilities - 1.1%
CenterPoint Energy, Inc.
4.47% due 09/15/29	71,607	3,160,017
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,4]	1,775,000	1,931,562
NRG Energy, Inc.
2.75% due 06/01/48[1,3]	977,000	1,090,450
Total Utilities		6,182,029
Total Convertible Bonds
(Cost $376,860,083)		385,625,474
CORPORATE BONDS†† - 66.8%
Consumer, Cyclical - 16.6%
GameStop Corp.
6.75% due 03/15/21[1,3]	8,103,000	8,143,515
Staples, Inc.
8.50% due 09/15/25[1,3]	7,761,000	7,489,365
Navistar International Corp.
6.63% due 11/01/25[1,3]	6,000,000	6,030,000
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	5,025,000	4,673,250
Scientific Games International, Inc.
10.00% due 12/01/22[1]	3,513,000	3,706,215
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	3,636,000	3,672,360

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Consumer, Cyclical - 16.6% (continued)
Delphi Technologies plc
5.00% due 10/01/25[1,3]	4,163,000	$3,580,180
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	3,546,000	3,510,540
National CineMedia LLC
6.00% due 04/15/22[1]	3,457,000	3,500,212
William Carter Co.
5.25% due 08/15/21[1]	3,433,000	3,450,165
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50% due 05/01/25[1,3]	3,525,000	3,370,781
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,3]	2,513,000	2,494,153
5.50% due 04/15/27[1,3]	871,000	866,645
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	1,626,000	1,666,650
5.25% due 12/15/26[1]	1,716,000	1,621,620
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,433,000	3,261,350
Enterprise Development Authority
12.00% due 07/15/24[1,3]	3,432,000	3,251,820
Mattamy Group Corp.
6.88% due 12/15/23[1,3]	2,059,000	2,012,467
6.50% due 10/01/25[1,3]	1,287,000	1,200,127
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	3,011,000	2,901,851
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	3,003,000	2,854,352
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	2,820,000	2,827,050
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	2,772,000	2,765,070
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21[1]	3,000,000	2,640,000
American Greetings Corp.
8.75% due 04/15/25[3]	2,767,000	2,552,557
Wynn Macau Ltd.
4.88% due 10/01/24[3]	2,725,000	2,541,063
Carlson Travel, Inc.
9.50% due 12/15/24[3]	2,600,000	2,440,750
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	1,990,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Consumer, Cyclical - 16.6% (continued)
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	1,749,000	$1,724,951
Total Consumer, Cyclical		92,739,059
Consumer, Non-cyclical - 13.2%
Bausch Health Companies, Inc.
9.00% due 12/15/25[1,3]	4,417,000	4,726,190
7.00% due 03/15/24[1,3]	4,289,000	4,516,746
6.13% due 04/15/25[1,3]	4,000,000	3,790,000
HCA, Inc.
5.25% due 04/15/25[1]	6,141,000	6,516,829
7.50% due 02/15/22[1]	2,525,000	2,771,188
7.69% due 06/15/25[1]	315,000	347,287
Encompass Health Corp.
5.75% due 09/15/25[1]	3,782,000	3,838,730
5.75% due 11/01/24[1]	2,000,000	2,030,000
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	3,000,000	3,071,250
4.88% due 06/15/25[1,3]	1,761,000	1,732,384
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	4,388,000	4,314,413
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,750,000	3,960,938
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,3]	4,069,000	3,901,154
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	3,445,000	3,411,584
Pilgrim's Pride Corp.
5.75% due 03/15/25[1,3]	3,431,000	3,379,535
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	3,249,000	3,281,490
United Rentals North America, Inc.
5.75% due 11/15/24[1]	3,178,000	3,269,367
Simmons Foods, Inc.
5.75% due 11/01/24[1,3]	3,494,000	2,873,815
Weight Watchers International, Inc.
8.63% due 12/01/25[1,3]	2,573,000	2,544,054
Sotheby's
4.88% due 12/15/25[1,3]	2,210,000	2,133,313
DaVita, Inc.
5.00% due 05/01/25[1]	2,065,000	1,995,306
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1,3]	1,716,000	1,722,006
Ortho-Clinical Diagnostics Incorporated / Ortho-Clinical Diagnostics S.A.
6.63% due 05/15/22[1,3]	1,716,000	1,664,520
Central Garden & Pet Co.
6.13% due 11/15/23[1]	1,419,000	1,458,022

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Consumer, Non-cyclical - 13.2% (continued)
Land O' Lakes, Inc.
6.00% due 11/15/22[1,3]	45,000	$46,088
Total Consumer, Non-cyclical		73,296,209
Energy - 10.6%
Plains All American Pipeline, LP
6.13% [5,6]	5,000,000	4,488,625
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	3,857,000	3,857,000
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	3,861,000	3,846,521
Diamondback Energy, Inc.
5.38% due 05/31/25[1]	3,432,000	3,523,978
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00% due 04/01/22[1,3]	1,673,000	1,796,384
7.00% due 11/01/26[1,3]	1,714,000	1,662,580
WPX Energy, Inc.
5.25% due 09/15/24[1]	3,432,000	3,397,680
Gulfport Energy Corp.
6.00% due 10/15/24[1]	3,430,000	3,241,350
PDC Energy, Inc.
5.75% due 05/15/26[1]	3,433,000	3,227,020
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	3,431,000	3,162,953
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	2,859,000	2,980,508
Oasis Petroleum, Inc.
6.25% due 05/01/26[1,3]	3,069,000	2,919,386
SESI LLC
7.75% due 09/15/24[1]	3,432,000	2,702,700
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27[1]	2,596,000	2,628,450
SM Energy Co.
6.75% due 09/15/26[1]	2,574,000	2,548,646
Parkland Fuel Corp.
6.00% due 04/01/26[1,3]	2,573,000	2,470,080
Continental Resources, Inc.
5.00% due 09/15/22[1]	2,402,000	2,416,669
Nabors Industries, Inc.
5.75% due 02/01/25[1]	2,600,000	2,275,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25[1]	2,014,000	1,898,195
5.50% due 08/15/22[1]	125,000	121,250
Southwestern Energy Co.
7.50% due 04/01/26[1]	1,716,000	1,771,770

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Energy - 10.6% (continued)
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	1,565,000	$1,602,169
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.75% due 04/15/23[1]	859,000	753,772
Total Energy		59,292,686
Basic Materials - 7.7%
First Quantum Minerals Ltd.
6.88% due 03/01/26[3]	3,924,000	3,570,840
7.50% due 04/01/25[3]	800,000	748,500
Alcoa Nederland Holding BV
6.13% due 05/15/28[1,3]	3,495,000	3,547,425
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,3]	3,293,000	3,465,883
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,3]	3,434,000	3,437,228
Valvoline, Inc.
5.50% due 07/15/24[1]	2,406,000	2,448,105
4.38% due 08/15/25[1]	1,000,000	953,750
NOVA Chemicals Corp.
4.88% due 06/01/24[1,3]	3,432,000	3,273,270
AK Steel Corp.
7.50% due 07/15/23[1]	3,100,000	3,169,750
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	3,281,000	3,067,735
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	2,853,000	2,902,927
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	2,563,000	2,652,192
Rayonier AM Products, Inc.
5.50% due 06/01/24[1,3]	2,837,000	2,571,882
TPC Group, Inc.
8.75% due 12/15/20[1,3]	2,243,000	2,232,458
Tronox Finance plc
5.75% due 10/01/25[1,3]	1,930,000	1,676,688
New Gold, Inc.
6.25% due 11/15/22[1,3]	1,716,000	1,591,590
Tronox, Inc.
6.50% due 04/15/26[1,3]	1,785,000	1,568,569
Total Basic Materials		42,878,792
Industrial - 6.8%
Energizer Holdings, Inc.
6.38% due 07/15/26[1,3]	5,716,000	5,573,100
5.50% due 06/15/25[1,3]	1,716,000	1,638,780
MasTec, Inc.
4.88% due 03/15/23[1]	4,715,000	4,744,469
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,3]	3,957,000	3,927,322
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	3,779,000	3,717,591
Ball Corp.
4.38% due 12/15/20[1]	3,432,000	3,487,770
WESCO Distribution, Inc.
5.38% due 06/15/24[1]	3,433,000	3,402,961

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Industrial - 6.8% (continued)
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	3,337,000	$3,343,709
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	2,745,000	2,086,200
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[3]	3,530,000	2,082,700
Mueller Water Products, Inc.
5.50% due 06/15/26[1,3]	1,899,000	1,913,243
TransDigm, Inc.
6.00% due 07/15/22[1]	859,000	867,590
SPX FLOW, Inc.
5.88% due 08/15/26[1,3]	859,000	850,410
CFX Escrow Corp.
6.00% due 02/15/24[3]	214,000	214,000
6.38% due 02/15/26[3]	214,000	214,000
Total Industrial		38,063,845
Communications - 6.7%
Sprint Corp.
7.88% due 09/15/23[1]	3,558,000	3,789,270
7.63% due 02/15/25[1]	3,483,000	3,649,487
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	4,745,000	4,882,883
CenturyLink, Inc.
7.50% due 04/01/24[1]	3,432,000	3,492,060
Inmarsat Finance plc
6.50% due 10/01/24[1,3]	3,320,000	3,228,700
DISH DBS Corp.
5.13% due 05/01/20[1]	1,716,000	1,724,580
7.75% due 07/01/26[1]	1,591,000	1,372,237
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	3,034,000	3,071,182
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	3,136,000	2,971,360
Frontier Communications Corp.
7.63% due 04/15/24	3,003,000	1,644,143
8.50% due 04/01/26[1,3]	859,000	781,475
Altice France S.A.
8.13% due 02/01/27[1,3]	1,800,000	1,772,820
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,3]	1,716,000	1,707,420
Tribune Media Co.
5.88% due 07/15/22[1]	1,638,000	1,674,855
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,3]	1,715,000	1,496,337
Total Communications		37,258,809
Financial - 2.9%
Credit Acceptance Corp.
7.38% due 03/15/23[1]	3,791,000	3,899,991

	Face
	Amount~	Value
CORPORATE BONDS†† - 66.8% (continued)
Financial - 2.9% (continued)
Navient Corp.
8.00% due 03/25/20[1]	3,008,000	$3,139,600
Radian Group, Inc.
7.00% due 03/15/21	2,575,000	2,716,625
CIT Group, Inc.
5.00% due 08/15/22[1]	2,575,000	2,645,813
Alliance Data Systems Corp.
5.38% due 08/01/22[3]	2,000,000	2,007,500
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,3]	1,736,000	1,679,580
Total Financial		16,089,109
Technology - 2.3%
Seagate HDD Cayman
4.75% due 01/01/25[1]	3,407,000	3,227,451
NCR Corp.
5.00% due 07/15/22[1]	3,000,000	2,963,400
West Corp.
8.50% due 10/15/25[1,3]	3,203,000	2,686,516
Dell, Inc.
5.88% due 06/15/19[1]	2,632,000	2,681,350
First Data Corp.
5.38% due 08/15/23[1,3]	1,141,000	1,165,959
Total Technology		12,724,676
Total Corporate Bonds
(Cost $377,959,782)		372,343,185
SENIOR FLOATING RATE INTERESTS††, [5] - 1.6%
Consumer, Cyclical - 0.9%
PetSmart, Inc.
5.28% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 03/11/22	3,908,629	3,286,739
Alterra Mountain Co.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/31/24	1,879,020	1,869,625
Total Consumer, Cyclical		5,156,364
Communications - 0.5%
Sprint Communications, Inc.
5.06% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 02/02/24	2,947,500	2,884,792
Financial - 0.2%
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.27% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 10/01/25	1,000,000	962,232
Total Senior Floating Rate Interests
(Cost $9,748,079)		9,003,388
Total Investments - 169.3%
(Cost $943,333,548)		$944,111,580
Other Assets & Liabilities, net - (69.3)%		(386,418,795)
Total Net Assets - 100.0%		$557,692,785

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at January 31, 2019	Unrealized Appreciation(Depreciation)
Bank of New York Mellon	3,965,686	CHF	03/14/19	$4,023,267	$4,012,748	$10,519
Bank of New York Mellon	2,330,176	CAD	03/14/19	1,749,644	1,775,998	(26,354)
Bank of New York Mellon	15,274,835	EUR	03/14/19	17,494,558	17,588,002	(93,444)
Bank of New York Mellon	7,528,452	GBP	03/14/19	9,616,914	9,923,965	(307,051)
Bank of New York Mellon	1,575,231,697	JPY	03/14/19	14,056,700	14,521,634	(464,934)
						$(881,264)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	79,000	GBP	03/14/19	$100,233	$104,137	$3,904
Bank of New York Mellon	187,000	EUR	03/14/19	213,189	215,318	2,129
Bank of New York Mellon	240,000	CHF	03/14/19	241,235	242,848	1,613
Bank of New York Mellon	40,000	GBP	03/14/19	52,738	52,728	(10)
Bank of New York Mellon	177,069	CHF	03/14/19	180,816	179,170	(1,646)
Bank of New York Mellon	997,093	EUR	03/14/19	1,150,296	1,148,089	(2,207)
Bank of New York Mellon	102,250,000	JPY	03/14/19	947,797	942,615	(5,182)
						$(1,399)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2019 the total value of securities segregated was 756,559,907.

2	Rate indicated is the 7-day yield as of January 31, 2019.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $319,287,579 (cost $317,462,945), or 57.3% of total net assets.

4	Zero coupon rate security.
5
Variable rate security.  Rate indicated is the rate effective at January 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

6	Perpetual maturity.
7	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,883,403	$—	$—	$86,883,403
Convertible Preferred Stocks	59,509,199	—	—	59,509,199
Money Market Fund	30,746,931		—	30,746,931
Convertible Bonds	—	385,625,474	—	385,625,474
Corporate Bonds	—	372,343,185	—	372,343,185
Senior Floating Rate Interests		9,003,388	—	9,003,388
Forward Foreign Currency Exchange Contracts*	—	18,165	—	18,165
Total Assets	$177,139,533	$766,990,212	$—	$944,129,745

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$900,828	$—	$900,828

* This derivative is reported as unrealized appreciation/depreciation at period end.
Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $177,017,680 are categorized as Level 2 within the disclosure hierarchy.

The Fund did not hold any Level 3 securities during the period ended January 31, 2019.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2019, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments
Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of over-the-counter (“OTC”) swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

anticipated cash flows or collateral, spread over U.S. Treasury Securities and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2019.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2019.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
$945,063,554	$30,711,833	$(32,546,470)	$(1,834,637)

Note 5 — Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2019

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 28, 2019